Financial Risk Management - Non-derivative Financial Liabilities by Maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, carrying amount	¥ 1,224,627	¥ 1,183,344
Financing liabilities, carrying amount	6,799,010	6,809,118
Accrued expenses, carrying amount	404,719	417,736
Other financial liabilities, carrying amount	122,624	111,949
Non-derivative financial liabilities, carrying amount	8,550,980	8,522,147
Trade payables, contractual cash flows	1,224,627	1,183,344
Financing liabilities, contractual cash flows	7,098,833	7,090,264
Accrued expenses, contractual cash flows	404,719	417,736
Other financial liabilities, contractual cash flows	123,335	112,412
Non-derivative financial liabilities, contractual cash flows	8,851,514	8,803,756
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows	1,224,627	1,183,344
Financing liabilities, contractual cash flows	3,030,934	2,883,047
Accrued expenses, contractual cash flows	404,719	417,736
Other financial liabilities, contractual cash flows	66,457	67,329
Non-derivative financial liabilities, contractual cash flows	4,726,737	4,551,456
Between 1 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financing liabilities, contractual cash flows	3,784,440	3,763,441
Other financial liabilities, contractual cash flows	32,380	33,196
Non-derivative financial liabilities, contractual cash flows	3,816,820	3,796,637
Later than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financing liabilities, contractual cash flows	283,459	443,776
Other financial liabilities, contractual cash flows	24,498	11,887
Non-derivative financial liabilities, contractual cash flows	¥ 307,957	¥ 455,663